Finance Income and Expense (Details) - Schedule of recognized in profit or loss - GBP (£) £ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Finance income
Interest on bank deposits	£ 233	£ 486	£ 170
Total finance income	233	486	170
Finance expense
Interest on loans and borrowings	(4,378)	(1,000)	(392)
Interest on lease liabilities	(1,338)	(298)	(64)
Total finance expense	£ (5,716)	£ (1,298)	£ (456)